Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-based compensation [Abstract]
Assumptions for Options
Long-term incentive program
Expected volatility	43.21%
Expected dividend yield	6.6%
Expected term (in years)	4.5
Risk-free rate	2.5%

Option Activity
Options	Number of options (in thousands)	Weighted average exercise price (Euro)	Weighted average remaining contractual term (Years)	Aggregate intrinsic value (USD, in thousands)
Outstanding at January 1, 2026	440	1
Granted	—	1
Exercised	—	1
Forfeited or expired	—	1
Outstanding at June 30, 2026	440	1	3.0	$2,148
Exercisable at June 30, 2026	—	—	—	—